Trade Receivable and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2024
Trade Receivable and Other Receivables [Abstract]
Schedule of Trade Receivable and Other Receivables
	As at September 30,
	2024 $	2023 $
Trade accounts receivable	670,960	1,663,495
Commodity taxes receivable	338,456	1,407,560
Others	479,986	618,420
	1,489,402	3,689,475